INCOME TAX (Details)	5 Months Ended
Dec. 31, 2020 USD ($)
Deferred tax assets [Abstract]
Net operating loss carryforward	$ 16,514
Organizational costs/Startup expenses	194,829
Total deferred tax assets	211,343
Valuation allowance	(211,343)
Deferred tax assets, net of allowance	0
Federal [Abstract]
Current	0
Deferred	(211,343)
State [Abstract]
Current	0
Deferred	0
Change in valuation allowance	211,343
Income tax provision	0
Federal and State net operating loss carryovers	$ 78,638
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in warrant liability	(19.50%)
Change in valuation allowance	(1.50%)
Income tax provision	0.00%